UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09152

STAAR Investment Trust
(Exact name of registrant as specified in charter)

134 North 4th Street, 2nd Floor, Brooklyn, NY	11249
(Address of principal executive offices)	(Zip code)

Brett Boshco

STAAR Investment Trust

134 North 4th Street, 2nd Floor

Brooklyn, NY 11249

(Name and address of agent for service)

Registrant's telephone number, including area code:	212-313-9501

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

STAAR DISCIPLINED STRATEGIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS — 1.87%	Shares	Value
Industrials — 0.65%
Middleby Corporation (The)(a)	800	$104,024

Information Technology — 1.22%
Avaya Holdings Corporation(a)	4,900	82,467
Fidelity National Information Services, Inc.	1,000	113,100
		195,567
Total Common Stocks (Cost $282,055)		299,591

EXCHANGE-TRADED FUNDS - 4.94%
Invesco S&P 500 High Dividend Low Volatility ETF	2,800	118,888
iShares Russell Mid-Cap Growth ETF	900	122,103
iShares S&P Small-Cap 600 Growth ETF	500	89,230
iShares U.S. Technology ETF	600	114,360
ProShares Short MSCI EAFE	4,500	120,555
ProShares Short S&P 500 ETF	4,300	118,895
SPDR Gold Shares (a)	900	109,809
Total Exchange-Traded Funds (Cost $637,021)		793,840

OPEN-END FUNDS - 93.12%
Evermore Global Value Fund, Class A	16,700	208,082
JPMorgan Hedged Equity Fund	251,963	4,966,196
LoCorr Macro Strategies Fund	353,442	2,926,500
Loomis Sayles Strategic Alpha Fund	301,746	2,926,934
Vivaldi Merger Arbitrage Fund, Class I	365,502	3,925,496
Total Open-End Funds (Cost $15,039,261)		14,953,208

MONEY MARKET FUNDS - 0.41%
Federated Government Obligations Fund, Institutional Class, 2.32%(b)	65,772	65,772
Total Money Market Funds (Cost $65,772)		65,772

Total Investments — 100.34% (Cost $16,024,109)		16,112,411

Liabilities in Excess of Other Assets — (0.34)%		(55,251)

NET ASSETS — 100.00%		$16,057,160

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2019.

See accompanying notes which are an integral part of this schedule of investments.

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

CORPORATE BONDS — 26.79%	Principal Amount	Value
Consumer Staples — 4.95%
Estee Lauder Companies, Inc. (The), 1.70%, 5/10/2021	$20,000	$19,634
Keurig Dr. Pepper, Inc., 2.00%, 1/15/2020	25,000	24,806
Kroger Company (The), 1.50%, 9/30/2019	25,000	24,821
		69,261

Industrials — 3.57%
GATX Corporation, 2.50%, 7/30/2019	50,000	49,875

Financials — 11.93%
Bank of America Corporation, 2.15%, 11/9/2020	25,000	24,756
Credit Suisse Nassau, 2.00%, 8/31/2021(a)	25,000	24,245
Deutsche Bank AG, 2.85%, 5/10/2019	35,000	34,987
Goldman Sachs Group, Inc. (The), 2.25%, 8/31/2026(a)	25,000	23,474
Jefferies Group LLC, 3.00%, 8/26/2024(a)	25,000	24,435
National Rural Utilities Cooperative Finance Corporation, 1.50%, 11/1/2019	15,000	14,879
PNC Bank NA, 1.45%, 7/29/2019	20,000	19,918
		166,694

Consumer Discretionary — 4.56%
American Honda Finance Corporation, 1.65%, 7/12/2021	20,000	19,544
AutoZone, Inc., 1.63%, 4/21/2019	20,000	19,981
Ford Motor Credit Company LLC, 3.10%, 4/20/2022	25,000	24,278
		63,803
Health Care — 1.78%
Cardinal Health, Inc., 2.40%, 11/15/2019	25,000	24,927
Total Corporate Bonds (Cost $380,007)		374,560

CERTIFICATES OF DEPOSIT — 24.15%
Ally Bank, 1.70%, 8/26/2019	25,000	24,929
Ally Bank, 1.80%, 3/2/2020	25,000	24,845
BMO Harris Bank, 2.00%, 12/8/2021(a)	30,000	29,914
Capital One Bank, 2.20%, 8/30/2021	20,000	19,823
Capital One Bank, 2.20%, 5/3/2021	30,000	29,830
Capital One Bank, 2.10%, 3/8/2021	25,000	24,833
Capital One Bank, 1.60%, 4/22/2019	25,000	24,989
Discover Bank, 1.90%, 9/1/2020	25,000	24,801
Goldman Sachs Bank, 1.85%, 5/4/2020	30,000	29,796
Goldman Sachs Bank, 2.00%, 6/4/2019	20,000	19,986
JPMorgan Chase Bank, 1.80%, 3/16/2020	30,000	29,806
State Bank of India, 2.40%, 3/14/2022	25,000	24,761
Synchrony Bank, 2.35%, 10/13/2022	30,000	29,527
Total Certificates of Deposit (Cost $340,000)		337,840

EXCHANGE-TRADED FUNDS - 9.97%	Shares
iShares TIPS Bond ETF	600	67,842
SPDR Portfolio Short Term Treasury ETF	1,000	29,760
Vanguard Mortgage-Backed Securities ETF	800	41,888
Total Exchange-Traded Funds (Cost $132,530)		139,490

See accompanying notes which are an integral part of this schedule of investments.

MONEY MARKET FUNDS - 41.54%	Shares	Value
Federated Government Obligations Fund, Institutional Class, 2.32%(b)	581,095	$581,095
Total Money Market Funds (Cost $581,095)		581,095

Total Investments — 102.45% (Cost $1,433,632)		1,432,985

Liabilities in Excess of Other Assets — (2.45)%		(34,229)

NET ASSETS — 100.00%		$1,398,756

(a)	Step bond. Coupon rate is a fixed rate that increases to a higher coupon rate at a specified date. The rate shown is the rate at March 31, 2019.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2019.

AG– Aktiengesellschaft

See accompanying notes which are an integral part of this schedule of investments.

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS — 2.72%	Shares	Value
Consumer Staples — 1.58%
Diageo PLC - ADR	150	$24,542

Information Technology — 1.14%
Accenture PLC, Class A	100	17,602
Total Common Stocks (Cost $18,594)		42,144

EXCHANGE-TRADED FUNDS - 28.95%
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	750	23,415
First Trust Dorsey Wright International Focus 5 ETF	3,400	64,872
Invesco BLDRS Emerging Markets 50 ADR Index Fund	1,400	57,400
iShares MSCI Emerging Markets ETF	700	30,044
WisdomTree International High Dividend Fund	1,800	72,488
WisdomTree International SmallCap Dividend Fund	2,400	157,944
Vanguard Global Ex-U.S. Real Estate ETF	700	41,699
Total Exchange-Traded Funds (Cost $391,355)		447,862

OPEN-END FUNDS - 65.03%
Aberdeen International Equity Fund Institutional, Service Class	5,549	79,514
American Funds EuroPacific Growth Fund, Class F-2	4,271	217,093
Calamos International Growth Fund, Class A	2,123	35,836
Putnam International Capital Opportunities Fund, Class A	2,500	88,000
Sextant International Fund	6,819	115,987
T Rowe Price International Value Equity Fund	16,458	215,766
Templeton Developing Markets Trust, Class A	6,076	124,497
Harbor International, Institutional Class	3,486	129,062
Total Open-End Funds (Cost $706,597)		1,005,755

MONEY MARKET FUNDS - 6.66%
Federated Government Obligations Fund, Institutional Class, 2.32%(a)	103,000	103,000
Total Money Market Funds (Cost $103,000)		103,000

Total Investments — 103.36% (Cost $1,219,546)		1,598,761

Liabilities in Excess of Other Assets — (3.36)%		(51,980)

NET ASSETS — 100.00%		$1,546,781

(a)	Rate disclosed is the seven day effective yield as of March 31, 2019. ADR – American Depositary Receipt PLC – Public Limited Company

See accompanying notes which are an integral part of this schedule of investments.

STAAR DYNAMIC CAPITAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS — 12.89%	Shares	Value
Consumer Discretionary — 2.07%
Frontdoor, Inc.(a)	1,700	$58,514

Industrials — 10.82%
Middleby Corporation (The)(a)	1,400	182,042
Welbilt, Inc.(a)	7,550	123,669
		305,711
Total Common Stocks (Cost $289,482)		364,225

EXCHANGE-TRADED FUNDS - 20.81%
Consumer Staples Select Sector SPDR Fund	1,300	72,943
First Trust ISE Cloud Computing ETF	500	28,805
iShares Russell Mid-Cap Growth ETF	1,700	230,639
iShares U.S. Healthcare ETF	250	48,445
iShares U.S. Medical Devices ETF	400	92,612
iShares U.S. Real Estate Index ETF	200	17,408
iShares U.S. Technology ETF	75	14,295
iShares U.S. Utilities ETF	200	29,462
ProShares S&P 500 Dividend Aristocrats ETF	300	20,334
Vanguard Dividend Appreciation ETF	300	32,892
Total Exchange-Traded Funds (Cost $293,228)		587,835

OPEN-END FUNDS - 53.30%
American Funds Fundamental Investors Fund, Class F-2	5,691	332,134
AMG Yacktman Fund, Class I	8,326	170,938
Franklin Rising Dividends Fund, Class A	5,460	347,310
Mairs & Power Growth Fund, Investor Class	3,308	398,171
Brown Advisory Growth Equity Fund, Class I	11,060	256,809
Total Open-End Funds (Cost $687,555)		1,505,362

MONEY MARKET FUNDS - 15.91%
Federated Government Obligations Fund, Institutional Class, 2.32%(b)	449,543	449,543
Total Money Market Funds (Cost $449,543)		449,543

Total Investments — 102.91% (Cost $1,797,808)		2,906,965

Liabilities in Excess of Other Assets — (2.91)%		(82,174)

NET ASSETS — 100.00%		$2,824,791

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2019.

See accompanying notes which are an integral part of this schedule of investments.

STAAR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

CORPORATE BONDS — 39.17%	Principal Amount	Value
Materials — 8.68%
Dow Chemical Company (The), 2.50%, 3/15/2020	$30,000	$29,790

Financials — 23.22%
American Express Bank FSB, 1.75%, 9/6/2019	20,000	19,943
Barclays Bank PLC, 2.00%, 5/31/2019	20,000	19,968
National Rural Utilities Cooperative Finance Corporation, 1.50%, 11/1/2019	20,000	19,839
PNC Bank, 1.45%, 7/29/2019	20,000	19,918
		79,668
Health Care — 7.27%
Cardinal Health, Inc., 2.40%, 11/15/2019	25,000	24,927
Total Corporate Bonds (Cost $135,130)		134,385

CERTIFICATES OF DEPOSIT — 40.58%
Ally Bank, 1.80%, 3/2/2020	30,000	29,815
Ally Bank, 2.10%, 12/14/2020	20,000	19,880
American Express National Bank, 1.95%, 8/31/2020	20,000	19,836
Capital One Bank, 1.60%, 4/22/2019	25,000	24,989
Goldman Sachs Bank, 1.85%, 5/4/2020	15,000	14,898
JPMorgan Chase Bank, 1.80%, 3/16/2020	30,000	29,806
Total Certificates of Deposit (Cost $140,000)		139,224

MONEY MARKET FUNDS - 27.93%	Shares
Federated Government Obligations Fund, Institutional Class, 2.32%(a)	95,835	95,835
Total Money Market Funds (Cost $95,835)		95,835

Total Investments — 107.68% (Cost $370,965)		369,444

Liabilities in Excess of Other Assets — (7.68)%		(26,352)

NET ASSETS — 100.00%		$343,092

(a)	Rate disclosed is the seven day effective yield as of March 31, 2019. FSB – Federal Savings Bank PLC – Public Limited Company

See accompanying notes which are an integral part of this schedule of investments.

STAAR ADAPTIVE DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS — 14.61%	Shares	Value
Consumer Discretionary — 8.36%
Frontdoor, Inc.(a)	6,600	$227,172

Industrials — 3.46%
Welbilt, Inc.(a)	5,750	94,185

Information Technology — 2.79%
Avaya Holdings Corporation(a)	4,500	75,735
Total Common Stocks (Cost $326,490)		397,092

EXCHANGE-TRADED FUNDS - 39.35%
Invesco S&P SmallCap 600 Pure Growth ETF	300	33,951
iShares Micro-Cap ETF	2,875	266,685
iShares Russell 2000 ETF	200	30,618
iShares Russell 2000 Value ETF	1,200	143,880
iShares S&P Small-Cap 600 Growth ETF	2,950	526,457
WisdomTree U.S. MidCap Fund	900	35,406
WisdomTree U.S. SmallCap Fund	900	32,499
Total Exchange-Traded Funds (Cost $587,576)		1,069,496

OPEN-END FUNDS - 38.38%
Aberdeen Small Cap Fund, Class A	11,535	368,203
Columbia Acorn Fund, Class Z	13,055	197,525
Franklin MicroCap Value Fund, Class A	3,032	85,455
Hancock Horizon Burkenroad Small Cap Fund, Class D	1,300	58,916
Wasatch Small Cap Value Fund	45,206	333,167
Total Open-End Funds (Cost $762,124)		1,043,266

MONEY MARKET FUNDS - 11.16%
Federated Government Obligations Fund, Institutional Class, 2.32%(b)	303,454	303,454
Total Money Market Funds (Cost $303,454)		303,454

Total Investments — 103.50% (Cost $1,979,644)		2,813,308

Liabilities in Excess of Other Assets — (3.50)%		(95,039)

NET ASSETS — 100.00%		$2,718,269

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2019.

See accompanying notes which are an integral part of this schedule of investments.

STAAR Investment Trust

NOTES TO THE SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (Unaudited)

Note 1. Organization

STARR Investment Trust (the “Trust”) is an open-end, management investment company that offers six separate series portfolios (each a “Fund” and collectively, the “Funds”). Barrel Park Investments, LLC is the investment adviser to the Trust (the “Adviser”).

The Funds are organized in such a manner that each Fund corresponds to a standard asset allocation category, with the exception of the Disciplined Strategies Fund, which is a flexibly managed fund that may invest in assets not included in the other Funds. The Funds are:

STAAR Disciplined Strategies Fund (“Disciplined Strategies Fund”) (formally known as the STAAR Alternative Categories Fund)

STAAR General Bond Fund (“General Bond Fund”)

STAAR International Fund (“International Fund”)

STAAR Dynamic Capital Fund (“Dynamic Capital Fund”) (formally known as the STAAR Larger Company Stock Fund)

STAAR Short Term Bond Fund (“Short Term Bond Fund”)

STAAR Adaptive Discovery Fund (“Adaptive Discovery Fund”) (formally known as the STAAR Smaller Company Stock Fund)

Each Fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each Fund may invest in other open-end funds (mutual funds), exchange traded funds (ETFs), closed-end funds and individual securities. Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds follow the accounting and reporting guidance of FASB Accounting Standard Codification Topic 946 applicable to investment companies.

Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as Level 2. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”) and are generally categorized in Level 2 or Level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using various techniques, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Other mutual funds held by the Funds are valued at Net Asset Value per share.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. In accordance with ASC 820, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of March 31, 2019:

Disciplined Strategies Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$299,591	$-	$-	$299,591
Exchange-Traded Funds	793,840	-	-	793,840
Open-End Funds	14,953,208	-	-	14,953,208
Money Market Funds	65,772	-	-	65,772
Total	$16,112,411	$-	$-	$16,112,411

General Bond Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$374,560	$-	$374,560
Certificates of Deposit	-	337,840	-	337,840
Exchange-Traded Funds	139,490	-	-	139,490
Money Market Funds	581,095	-	-	581,095
Total	$720,585	$712,400	$-	$1,432,985

International Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$42,144	$-	$-	$42,144
Exchange-Traded Funds	447,862	-	-	447,862
Open-End Funds	1,005,755	-	-	1,005,755
Money Market Funds	103,000	-	-	103,000
Total	$1,598,761	$-	$-	$1,598,761

Dynamic Capital Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$364,225	$-	$-	$364,225
Exchange-Traded Funds	587,835	-	-	587,835
Open-End Funds	1,505,362	-	-	1,505,362
Money Market Funds	449,543	-	-	449,543
Total	$2,906,965	$-	$-	$2,906,965

Short Term Bond Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$134,385	$-	$134,385
Certificates of Deposit	-	139,224	-	139,224
Money Market Funds	95,835	-	-	95,835
Total	$95,835	$273,609	$-	$369,444

Adaptive Discovery Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$397,092	$-	$-	$397,092
Exchange-Traded Funds	1,069,496	-	-	1,069,496
Open-End Funds	1,043,266	-	-	1,043,266
Money Market Funds	303,454	-	-	303,454
Total	$2,813,308	$-	$-	$2,813,308

(a)	Refer to each Fund’s Schedule of Investments for a listing of securities by security type and sector.

The Funds held no Level 3 securities any time during the period ended March 31, 2019. The Funds did not hold any derivative instruments at any time during the period ended March 31, 2019.

Note 3. Unrealized Appreciation and Depreciation on Investments

As of March 31, 2019, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

Fund	Gross Appreciation	Gross (Depreciation)	Net Unrealized Appreciation (Depreciation) on Investments	Tax Cost
Disciplined Strategies Fund	$455,738	$(367,274)	$88,464	$16,023,947
General Bond Fund	7,454	(8,101)	(647)	1,433,632
International Fund	379,215	-	379,215	1,219,546
Dynamic Capital Fund	1,153,730	(44,573)	1,109,157	1,797,808
Short Term Bond Fund	-	(1,521)	(1,521)	370,965
Adaptive Discovery Fund	900,953	(67,289)	833,664	1,979,644

Item 2. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q, disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	STAAR Investment Trust

By	/s/ Brett Boshco
Brett Boshco, Principal Executive Officer

Date	May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brett Boshco
Brett Boshco, Principal Financial Officer

Date	May 29, 2019